Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
ALPS/Red Rocks Listed Private Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/WMC Research Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

Clough China Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/Kotak India Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS/Alerian MLP Infrastructure Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS | Metis Global Micro Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Global Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Global Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Dynamic Equity Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Moderate Growth & Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

RiverFront Conservative Income Builder Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED

FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.